Business Combinations	12 Months Ended
Jan. 31, 2012
Business Combinations [Abstract]
Business Combinations
BUSINESS COMBINATIONS
The results of operations of the acquired entities are included from their respective dates of acquisition and any excess of the fair value of consideration transferred over the sum of the fair value of amounts assigned to identifiable tangible and intangible assets, liabilities assumed and any noncontrolling interest is recorded as goodwill in accordance with the FASB’s guidance.
Verint Segment
Vovici Acquisition
On August 4, 2011, Verint acquired all of the outstanding shares of Vovici Corporation (“Vovici”), a U.S.-based, privately-held provider of online survey management and enterprise feedback solutions. This acquisition enhances Verint's Enterprise Intelligence product suite to include comprehensive voice of the customer software and services offerings, designed to help organizations implement a single-vendor solution set for collecting, analyzing and acting on customer insights. The financial results of Vovici have been included in the Company's consolidated financial statements since August 4, 2011.
Verint acquired Vovici for approximately $56.1 million in cash at closing, including $0.4 million to repay Vovici's bank debt. The consideration also included the exchange of certain unvested Vovici stock options for options to acquire approximately 42,000 shares of Verint Systems' common stock with fair values totaling $1.0 million, of which $0.1 million represents compensation for pre-acquisition services and is included in the consideration transferred and $0.9 million is being recognized as stock-based compensation expense over the remaining future vesting periods of the awards. Verint also agreed to make potential additional cash payments of up to approximately $19.1 million, contingent upon the achievement of certain performance targets over the period ending January 31, 2013. The fair value of this contingent obligation was estimated to be $9.9 million at August 4, 2011.
The $9.9 million acquisition date fair value of the contingent consideration obligation was estimated based on the probability adjusted present value of the consideration expected to be transferred using significant inputs that are not observable in the market. Key assumptions used in this estimate include probability assessments with respect to the likelihood of achieving the performance targets and discount rates consistent with the level of risk of achievement. At each reporting date, the contingent consideration obligation is revalued to its fair value and increases and decreases in fair value are recorded within “Selling, general and administrative” expenses in the Company's consolidated statements of operations. Increases or decreases in the fair value of the contingent consideration obligation may result from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets.
The Company recorded a benefit of approximately $2.7 million in the fiscal year ended January 31, 2012, for the change in the fair value of the contingent consideration obligation between the acquisition date and January 31, 2012, which primarily reflected the impact of revised assessments of the probability of payment. As of January 31, 2012, the fair value of this contingent consideration obligation was approximately $7.2 million, of which $2.0 million and $5.2 million were recorded within “Accounts payable and accrued expenses” and “Other long-term liabilities,” respectively.
The purchase price was allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. The fair values assigned to identifiable intangible assets acquired were determined primarily by using the income approach, which discounts expected future cash flows to present value using estimates and assumptions determined by management. The acquired identifiable intangible assets are being amortized on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.
Among the factors contributing to the recognition of goodwill in this transaction were synergies in products and technologies, and the addition of a skilled, assembled workforce. This goodwill is not deductible for income tax purposes.
In connection with the purchase price allocation, the estimated fair value of support obligations assumed from Vovici was determined utilizing a cost build-up approach. The cost build-up approach calculates fair value by estimating the costs relating to fulfilling these obligations plus a normal profit margin, which approximates the amount that the Company believes would be required to pay a third party to assume the support obligations. The estimated costs to fulfill the support obligation were based on the historical direct costs related to providing support services. These estimated costs did not include any costs associated with selling efforts or research and development or the related margins on these costs. Profit associated with selling efforts is excluded because the selling effort on the support contracts concluded prior to the August 4, 2011 acquisition date. The estimated profit margin was 15%, which the Company believes best approximates the operating profit margin to fulfill these support obligations. As a result, in allocating the purchase price, an adjustment was recorded to reduce the $5.3 million carrying value of Vovici's deferred revenue to $2.3 million, representing the estimated fair value of the support obligations assumed. As former Vovici customers renew their support contracts, revenue will be recognized at the full contract value over the remaining term of the contracts.
Revenue attributable to Vovici from August 4, 2011 through January 31, 2012 was $5.0 million. The impact of Vovici on net income for this fiscal period was not significant.
Transaction and related costs, consisting primarily of professional fees and integration expenses, directly related to the acquisition of Vovici, totaled $3.4 million for the fiscal year ended January 31, 2012, were expensed as incurred and recorded within “Selling, general and administrative” expenses.
Global Management Technologies Acquisition
On October 7, 2011, Verint acquired all of the outstanding shares of Global Management Technologies Corporation (“GMT”), a U.S.-based, privately-held provider of workforce management solutions whose software and services are widely used by organizations, particularly in retail branch banking environments. This acquisition adds key functionality to Verint's Enterprise Intelligence product suite. The financial results of GMT have been included in the Company's consolidated financial statements since October 7, 2011.
Verint acquired GMT for approximately $24.6 million in cash at closing. Verint also agreed to make potential additional cash payments of up to approximately $17.4 million, contingent upon the achievement of certain performance targets over the period ending January 31, 2014. The fair value of this contingent obligation was estimated to be $12.0 million as of October 7, 2011.
The $12.0 million acquisition date fair value of the contingent consideration obligation was estimated based on the probability adjusted present value of the consideration expected to be transferred using significant inputs that are not observable in the market. Key assumptions used in this estimate include probability assessments with respect to the likelihood of achieving the performance targets and discount rates consistent with the level of risk of achievement. At each reporting date, the contingent consideration obligation is revalued to its fair value and increases and decreases in fair value are recorded within “Selling, general and administrative” expenses in the Company's consolidated statements of operations. Increases or decreases in the fair value of the contingent consideration obligation may result from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets.
The Company recorded a benefit of approximately $2.4 million for the fiscal year ended January 31, 2012, for the change in the fair value of the contingent consideration obligation between the acquisition date and January 31, 2012, which primarily reflected the impact of revised assessments of the probability of payment. As of January 31, 2012, the fair value of this contingent consideration obligation was approximately $9.6 million, all of which was recorded within “Other long-term liabilities.”
The purchase price was allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. The fair values assigned to identifiable intangible assets acquired were determined primarily by using the income approach, which discounts expected future cash flows to present value using estimates and assumptions determined by management. The acquired identifiable intangible assets are being amortized on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.
Among the factors contributing to the recognition of goodwill in this transaction were synergies in products and technologies, and the addition of a skilled, assembled workforce. This goodwill is deductible for income tax purposes.
In connection with the purchase price allocation, the estimated fair value of support obligations assumed from GMT was determined utilizing a cost build-up approach. The cost build-up approach calculates fair value by estimating the costs relating to fulfilling the obligations plus a normal profit margin, which approximates the amount that the Company believes would be required to pay a third party to assume the support obligations. The estimated costs to fulfill the support obligation were based on the historical direct costs related to providing support services. These estimated costs did not include any costs associated with selling efforts or research and development or the related margins on these costs. Profit associated with selling efforts is excluded because the selling effort on the support contracts was concluded prior to the October 7, 2011 acquisition date. The estimated profit margin was 20%, which the Company believes best approximates the operating profit margin to fulfill these support obligations. As a result, in allocating the purchase price, an adjustment was recorded to reduce the $4.3 million carrying value of GMT's deferred revenue to $1.2 million, representing the estimated fair value of the support obligations assumed. As former GMT customers renew their support contracts, revenue will be recognized at the full contract value over the remaining term of the contracts.
Revenue and the impact on net income attributable to GMT from October 7, 2011 through January 31, 2012 were not significant.
Transaction and related costs, consisting primarily of professional fees and integration expenses directly related to the acquisition of GMT, totaled $1.6 million for the fiscal year ended January 31, 2012, were expensed as incurred and recorded within “Selling, general and administrative” expenses.
Other Business Combinations
During the fiscal year ended January 31, 2012, Verint executed the following additional business combinations:

•
On March 30, 2011, Verint acquired all of the outstanding shares of a privately held company, based in Israel. This acquisition broadens the product portfolio of Verint's Video Intelligence product line.

•
On August 2, 2011, Verint acquired all of the outstanding shares of a privately-held provider of communications intelligence solutions, data retention services, and network performance management, based in the Americas region.  This acquisition expands Verint's Communications Intelligence product portfolio and increases its presence in this region.

•	On November 1, 2011 and November 10, 2011, Verint acquired certain technology and other assets in two separate transactions that both qualify as business combinations.

•
On January 5, 2012, Verint acquired all of the outstanding shares of a privately-held provider of web intelligence technology, based in Europe, Middle East and Africa region, that is being integrated into Verint's Communications Intelligence product portfolio.

The combined consideration for these five business combinations was approximately $55.1 million, including $33.8 million of combined cash paid at the closings. Verint also agreed to make potential additional cash payments aggregating up to approximately $41.0 million contingent upon the achievement of certain performance targets over periods ending through January 31, 2015. The combined fair values of these contingent consideration obligations were estimated to be $20.5 million as of the respective acquisition dates.
Benefits of $0.4 million were recorded within selling, general and administrative expenses for the fiscal year ended January 31, 2012 for changes in the fair values of the contingent consideration obligations associated with these acquisitions, reflecting the impacts of revised assessments of the probability of payment, as well as decreases in the discount periods since the acquisition dates. As of January 31, 2012, the combined fair values of these contingent consideration obligations were $20.1 million, of which $6.4 million and $13.7 million were recorded within “Accounts payable and accrued expenses” and “Other long-term liabilities," respectively.
The fair values assigned to identifiable intangible assets acquired in these business combinations were determined primarily by using the income approach, which discounts expected future cash flows to present value using estimates and assumptions determined by management. The acquired identifiable finite-lived intangible assets are being amortized on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.
Intangible assets acquired in these business combinations included several IPR&D assets with estimated fair values totaling $2.5 million. IPR&D assets are considered indefinite-lived intangible assets until the completion or abandonment of the associated research and development efforts. The fair values of the IPR&D assets were estimated by projecting the costs required to develop the IPR&D assets into commercially viable products, estimating the resulting net cash flows from the projects when completed and discounting the net cash flows to their present values. Verint will amortize these intangible assets once the projects are complete. Currently, Verint expects to complete these projects within the next two years. IPR&D assets are subject to impairment testing at least annually, or more frequently if circumstances are identified indicating the potential for impairment.
Among the factors contributing to the recognition of goodwill in these transactions were synergies in products and technologies, and the additions of skilled, assembled workforces. Of the $33.5 million of goodwill associated with these business combinations, $12.1 million was not deductible for income tax purposes, and $21.4 million is still being assessed for tax deductibility.
In connection with the foregoing August 2, 2011 Verint acquisition, the Company has evaluated and continues to evaluate the impact of certain liabilities associated with pre-acquisition business activities of the acquired company. Based upon this initial evaluation, the Company originally recorded liabilities of approximately $10.7 million, of which $5.5 million is classified as current and $5.2 million is classified as long-term, along with corresponding indemnification assets of the same amounts and classified in the same manner, as components of the purchase price for this acquisition, representing the Company's best estimates of these amounts at the acquisition date. The indemnification assets recognized the selling shareholders' contractual obligation to indemnify Verint for these pre-acquisition liabilities, and were measured on the same basis as the corresponding liabilities. These amounts, as adjusted for currency exchange rate fluctuations, were reflected on the Company's condensed consolidated balance sheet as of October 31, 2011. Subsequently, based upon an assessment of additional information obtained during the three months ended January 31, 2012 about facts and circumstances that existed as of the acquisition date regarding these matters, Verint reduced the estimated acquisition-date liabilities by $0.8 million, and recorded a corresponding acquisition-date reduction in the associated indemnification assets.
As of January 31, 2012, the current and long-term liabilities for these matters are $4.3 million and $4.7 million, respectively, with corresponding indemnification assets reflected within current and long-term assets. The Company is continuing to gather and assess information in this regard, and changes to the amounts recorded, if any, during the remainder of the measurement period, will be included in the purchase price allocation during the measurement period and, subsequently, in the Company's results of operations.
Revenue and the impact on net income attributable to these acquisitions for the fiscal year ended January 31, 2012 were not significant.
Transaction and related costs, consisting primarily of professional fees and integration expenses, directly related to these acquisitions totaled $5.0 million for the fiscal year ended January 31, 2012 and were expensed as incurred.
Components and Allocations of Purchase Prices
The following table sets forth the components and the allocations of the purchase prices, some of which are preliminary, for business combinations completed during the fiscal years ended January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012			2011
	Vovici	GMT	Other	Iontas
	(In thousands)
Components of purchase price:
Cash and cash equivalents	$55,708	$24,596	$33,835	$17,738
Fair value of contingent consideration	9,900	12,000	20,504	3,224
Fair value of stock options	60	—	—	—
Bank debt, prepaid at closing	435	—	—	—
Other purchase price adjustments	—	—	816	—
Prepaid product licenses and support services	—	—	—	1,493
Trade accounts payable	—	—	—	(712)
Total purchase price	$66,103	$36,596	$55,155	$21,743
Allocation of purchase price:
Net tangible assets (liabilities):
Cash and cash equivalents	$179	$—	$4,614	$2,569
Account receivable	1,106	512	842	—
Other current assets	5,219	1,717	11,036	286
Other assets	913	483	5,579	89
Current and other liabilities	(2,931)	(1,915)	(15,419)	(211)
Deferred revenue	(2,264)	(1,234)	(944)	—
Bank debt	—	—	(3,330)	—
Deferred income taxes — long-term	(6,021)	(108)	186	(993)
Net tangible assets (liabilities)	(3,799)	(545)	2,564	1,740
Identifiable intangible assets:
Developed technology	11,300	7,400	9,743	6,949
Customer relationships	15,400	6,200	7,040	—
Trademarks and trade names	1,700	400	1,350	—
In-process research and development assets	—	—	2,500	—
Other identifiable intangible assets	—	—	1,421	278
Total identifiable intangible assets (1)	28,400	14,000	22,054	7,227
Goodwill	41,502	23,141	30,537	12,776
Total purchase price	$66,103	$36,596	$55,155	$21,743

(1)	The weighted-average estimated useful life of all finite-lived identifiable intangible assets is 7.5 and 5.9 years for the fiscal year ended January 31, 2012 and 2011, respectively.
The purchase price allocations for acquisitions completed during the year ended January 31, 2012 are provisional and are based on the information that was available as of the acquisition dates to estimate the fair values of assets acquired and liabilities assumed. The purchase price allocations for these acquisitions as reported as of January 31, 2012 represent the Company's best estimates of the fair values and were based upon the information available to the Company.
The Company is gathering and reviewing additional information necessary to finalize the values assigned to the acquired identified intangible assets, goodwill and income tax assets and liabilities for these acquisitions. Therefore, the provisional measurements of fair values reported at January 31, 2012 are subject to change. The Company expects to finalize the purchase price allocations as soon as practicable but no later than one year from the respective acquisition dates.
Based upon additional information obtained during the three months ended January 31, 2012 about facts and circumstances that existed as of the respective acquisition dates, Verint adjusted the purchase price allocations for several acquisitions completed during the year ended January 31, 2012, as described below:

•
For the Vovici purchase price allocation, Verint increased certain liabilities by $1.1 million, recorded an associated $1.0 million asset reflecting the selling shareholders' indemnification obligations related to these liabilities, and increased goodwill by $0.1 million. Verint also adjusted certain income tax assets and liabilities of Vovici which resulted in a $4.0 million increase in goodwill. These adjustments did not materially impact the Company's consolidated statement of operations.

•
For the GMT purchase price allocation, Verint refined certain assumptions in the discounted cash flow models used to estimate the fair values of certain identified intangible assets, which reduced the estimated acquisition-date fair values of the developed technology and customer relationship intangible assets identified in the acquisition of GMT by $0.1 million and $1.0 million, respectively, compared to the original estimated amounts, which resulted in a corresponding $1.1 million increase in acquisition-date goodwill. Verint also adjusted certain income tax assets and liabilities of GMT which resulted in a $0.4 million increase in goodwill. These adjustments did not materially impact the Company's consolidated statement of operations.

•
For the purchase price allocation associated with Verint's August 2, 2011, Communications Intelligence acquisition, Verint refined certain assumptions in the discounted cash flow models used to estimate the fair values of certain identified intangible assets, which increased the estimated acquisition-date fair values of the developed technology and customer relationship intangible assets identified in this acquisition by $0.2 million each, compared to the original estimated amounts, which resulted in a corresponding $0.4 million decrease in acquisition-date goodwill. Verint also increased the fair value of its contingent consideration obligation in this acquisition by $0.5 million and recorded a corresponding $0.5 million increase in acquisition-date goodwill. Additionally, Verint adjusted the acquisition-date fair value of its performance obligations under customer contracts assumed in this acquisition, which resulted in a $1.7 million decrease in acquisition-date goodwill. In addition, Verint adjusted certain acquisition-date deferred income taxes and unrecognized tax benefits, which resulted in a $3.1 million increase in acquisition-date goodwill. These adjustments combined to increase acquisition-date goodwill for this acquisition by $1.5 million.

For the acquisition of Vovici, the acquired developed technology, customer relationships, and trademarks and trade names were assigned estimated useful lives of six years, ten years, and five years, respectively, the weighted average of which is approximately 8.1 years.
For the acquisition of GMT, the acquired developed technology, customer relationships, and trademarks and trade names were assigned estimated useful lives of five years, ten years, and three years, respectively, the weighted average of which is approximately 7.2 years.
For the other acquisitions, the acquired developed technology, customer relationships, trademarks and trade names, and other identifiable intangible assets were assigned estimated useful lives of six years to seven years, from four years to ten years, from four years to five years, and from three years to four years, respectively, the weighted average of which is approximately 6.8 years.
The purchase price allocations for acquisitions completed during the year ended January 31, 2012 were provisional and were based on information that was available to the Company as of the respective acquisition dates, and represented the Company's best estimates of the fair values of the assets acquired and liabilities assumed.
Based upon additional information obtained during the three months ended April 30, 2012 about facts and circumstances that existed as of the respective acquisition dates, the Company adjusted the purchase price allocations for several acquisitions completed during the fiscal year ended January 31, 2012, as described below:

•	For the Vovici purchase price allocation, the Company reduced certain liabilities by $0.2 million and recorded a corresponding reduction of goodwill; and

•
For the purchase price allocation associated with Verint's August 2, 2011 acquisition, the Company adjusted certain acquisition-date deferred income taxes, which also required the Company to change several assumptions in the discounted cash flow models used to estimate the fair values of certain identified intangible assets. As a result, the estimated acquisition-date fair values of the developed technology and customer relationship intangible assets identified in this acquisition decreased by $0.3 million and $0.4 million, respectively, net deferred income tax liabilities decreased by $3.8 million, and goodwill decreased by $3.1 million. For the purchase price allocation associated with the January 5, 2012 acquisition, the Company recorded minor refinements to the purchase price and to certain liabilities, which resulted in a $0.1 million increase in goodwill.

Changes to a provisional purchase price allocation resulting from additional information obtained about facts and circumstances that existed as of the acquisition date are adjusted retrospectively to the consolidated financial statements. Accordingly, the consolidated balance sheet as of January 31, 2012 has been revised to reflect the impacts of these adjustments. These adjustments resulted in decreases in goodwill of $2.9 million, intangible assets, net of $0.6 million, accounts payable and accrued expenses of $0.2 million, and long-term deferred income tax liabilities of $3.1 million and a $0.2 million increase in long-term deferred tax assets.
For the Year Ended January 31, 2011
Iontas Limited
On February 4, 2010, Verint acquired all of the outstanding shares of Iontas Limited (“Iontas”), a privately held provider of desktop analytics solutions which measure application usage and analyze workflows to help improve staff performance in contact center, branch, and back-office operations environments. Verint acquired Iontas to, among other objectives, expand the desktop analytical capabilities of its Enterprise Intelligence solutions. The financial results of Iontas have been included in the consolidated financial statements since the acquisition date.
Verint acquired Iontas for total consideration valued at $21.7 million, including cash consideration of $17.7 million, and additional milestone-based contingent payments of up to $3.8 million, tied to certain performance targets being achieved over the two-year period following the acquisition date. The acquisition-date fair value of the contingent consideration was estimated to be $3.2 million. The purchase price also included $1.5 million of prepayments for product licenses and support services procured from Iontas prior to the acquisition date, partially offset by $0.7 million of trade accounts payable to Iontas as of the acquisition date.
The consideration paid to acquire Iontas was allocated to the assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, which included $6.9 million for developed technology, $0.3 million for non-competition agreements, $1.7 million for tangible net assets, and $12.8 million for goodwill. The developed technology and non-competition agreements were assigned estimated useful lives of six years and three years, respectively, the weighted average of which is 5.9 years, and are being amortized on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over these estimated useful lives.
Among the factors that contributed to the recognition of goodwill in this transaction were the expansion of Verint's desktop analytical capabilities, the expansion of its suite of products and services, and the addition of an assembled workforce. This goodwill is not deductible for income tax purposes.
The Company recorded the $3.2 million acquisition-date estimated fair value of the contingent consideration as a component of the purchase price of Iontas. During the fiscal year ended January 31, 2012, $2.0 million of the previously recorded contingent consideration was paid to the former shareholders of Iontas. The estimated fair value of the remaining contingent consideration was $1.7 million as of January 31, 2012 and was recorded within “Accounts payable and other accrued expenses.” Increases in the fair value of this contingent consideration of $0.2 million and $0.3 million for the fiscal years ended January 31, 2012 and 2011, respectively, were recorded within “Selling, general and administrative” expenses for those fiscal periods.
Transaction costs, consisting primarily of professional fees directly related to the acquisition of Iontas, totaled $1.3 million, were expensed as incurred and recorded within "Selling, general and administrative" expenses.
The integration of Iontas into Verint's business subsequent to the acquisition has made it impractical to quantify revenue and the impact on net income from Iontas for the fiscal years ended January 31, 2012 and 2011.
Other Business Combination
In December 2010, Verint acquired certain technology and other assets in a transaction that qualified as a business combination. Total consideration for this acquisition was less than $15.0 million. The impact of this acquisition was not material to the Company's consolidated financial statements. The fair value of the liability for contingent consideration related to this acquisition increased by $1.9 million during the fiscal year ended January 31, 2012, resulting in a corresponding charge recorded within “Selling, general and administrative” expenses for that fiscal period. The earned contingent consideration related to this acquisition was paid to the sellers during the fiscal year ended January 31, 2012, and the Company has no further contingent consideration obligations for this acquisition.
Unaudited Pro Forma Financial Information
The following table provides unaudited pro forma total revenue and net loss attributable to Comverse Technology, Inc. for the fiscal years ended January 31, 2012 and 2011, as if Vovici and GMT had been acquired on February 1, 2010. These unaudited pro forma results reflect certain adjustments related to these acquisitions, such as amortization expense on finite-lived intangible assets acquired from Vovici and GMT. The unaudited pro forma results do not include any operating efficiencies or potential cost savings which may result from these business combinations. Accordingly, such unaudited pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisitions been completed on February 1, 2010, nor are they indicative of future operating results. The pro forma impact of the other business combinations discussed in this note were not material to the Company's historical consolidated operating results and is therefore not presented.

	Fiscal Years Ended January 31,
	2012	2011
	(In thousands)
Total revenue	$804,006	$746,097
Net loss attribute to Comverse Technology, Inc.	$(56,952)	$(139,440)